UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Inflation-Protected
Bond Fund

January 31, 2008

1.813256.103

IFB-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 91.3%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 44,134,640	$ 44,330,000
2% 1/15/26	39,702,750	41,532,994
2.375% 1/15/25	73,387,284	80,714,841
2.375% 1/15/27 (a)	124,936,999	138,621,833
3.375% 4/15/32	1,184	1,597
3.625% 4/15/28	118,814,584	157,614,596
3.875% 4/15/29	103,794,712	143,722,928
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	63,669,228	64,405,584
1.625% 1/15/15	76,485,445	79,497,019
1.625% 1/15/18	54,165,240	55,781,590
1.875% 7/15/13	135,636,612	143,669,453
1.875% 7/15/15	46,454,620	49,093,186
2% 4/15/12	170,660,288	180,726,303
2% 1/15/14 (a)	139,638,469	148,813,615
2% 7/15/14	27,871,115	29,693,730
2% 1/15/16	101,109,670	107,603,307
2.375% 4/15/11	48,700,200	51,629,604
2.375% 1/15/17 (a)	111,599,271	122,419,466
2.5% 7/15/16 (a)	80,641,075	89,202,996
2.625% 7/15/17 (a)	81,113,014	90,932,497
3% 7/15/12	65,256,040	72,219,848
3.375% 1/15/12	10,295,928	11,448,589
3.5% 1/15/11	12,073,700	13,188,635
4.25% 1/15/10	6,794,506	7,332,242
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,817,225,506)		1,924,196,453
U.S. Government Agency - Mortgage Securities - 0.7%

Fannie Mae - 0.5%
4.186% 11/1/34 (c)	2,865,446	2,887,701
4.588% 9/1/36 (c)	2,246,334	2,277,143
4.852% 9/1/34 (c)	1,052,294	1,071,594
6.398% 7/1/36 (c)	3,927,031	4,059,604
TOTAL FANNIE MAE		10,296,042
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.2%
5.943% 1/1/37 (c)	$ 5,125,287	$ 5,239,874
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,494,704)		15,535,916
Asset-Backed Securities - 0.4%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 4.0763% 11/25/34 (c)	1,375,000	1,232,688
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 3.4363% 6/25/47 (c)	4,550,146	4,444,214
Home Equity Asset Trust Series 2003-8 Class M1, 4.4563% 4/25/34 (c)	953,660	821,621
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 3.4763% 7/25/36 (c)	1,584,001	1,563,458
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 4.9763% 8/25/34 (c)	414,314	382,901
TOTAL ASSET-BACKED SECURITIES (Cost $8,732,443)		8,444,882
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
Chase Mortgage Finance Trust Series 2007-A1 Class 2A1, 4.1383% 2/25/37 (c)	4,895,985	4,924,353
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7551% 11/25/33 (c)	3,752,596	3,702,240
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5589% 11/25/34 (c)	10,705,000	10,721,957
Series 2005-AR1 Class 1A1, 4.5411% 2/25/35 (c)	18,179,644	18,132,606
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,954,753)		37,481,156
Commercial Mortgage Securities - 0.3%

Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4765% 12/25/33 (c)	3,639,372	3,463,951
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (b)(c)	2,518,083	2,227,883
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,024,635)		5,691,834
Fixed-Income Funds - 4.1%
	Shares	Value
Fidelity Ultra-Short Central Fund (d) (Cost $100,062,068)	1,005,750	$ 87,661,170
Cash Equivalents - 21.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3%, dated 1/31/08 due 2/1/08:
(Collateralized by U.S. Government Obligations) #	$ 23,526,960	23,525,000
(Collateralized by U.S. Government Obligations) # (e)	434,798,230	434,762,000
TOTAL CASH EQUIVALENTS (Cost $458,287,000)		458,287,000
TOTAL INVESTMENT PORTFOLIO - 120.3% (Cost $2,442,781,109)		2,537,298,411
NET OTHER ASSETS - (20.3)%		(429,000,654)
NET ASSETS - 100%		$ 2,108,297,757
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 569,000	(128,325)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	378,067	(96,239)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.7839% 11/25/34	Dec. 2034	294,909	(85,621)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.8763% 8/25/34

	Sept. 2034	$ 166,315	$ (47,815)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	244,667	(69,584)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	420,275	(42,259)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	(108,746)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	(72,461)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	(225,014)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(245,736)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 50,104	$ (42,351)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	115,838	(36,297)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	52,005	(43,266)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(196,240)
TOTAL CREDIT DEFAULT SWAPS		5,087,180	(1,439,954)
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	40,000,000	4,048,443
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	49,550,000	5,147,142
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	45,000,000	4,279,194
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	$ 44,860,000	$ 2,813,938
TOTAL TOTAL RETURN SWAPS		179,410,000	16,288,717
		$ 184,497,180	$ 14,848,763
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,227,883 or 0.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(e) Includes investments made with cash collateral received from securities on loan.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$23,525,000 due 2/01/08 at 3.00%
BNP Paribas Securities Corp.	$ 2,442,490
Banc of America Securities LLC	976,943
Barclays Capital, Inc.	10,467,815
Bear Stearns & Co., Inc.	2,984,575
Citigroup Global Markets, Inc.	697,854
Dresdner Kleinwort Securities LLC	348,927
Repurchase Agreement / Counterparty	Value
ING Financial Markets LLC	442,274
J.P. Morgan Securities, Inc.	2,093,563
Societe Generale, New York Branch	2,791,417
WestLB AG	279,142
$ 23,525,000
$434,762,000 due 2/01/08 at 3.00%
ABN AMRO Bank N.V., New York Branch	$ 31,940,537
Banc of America Securities LLC	239,554,024
Bank of America, NA	127,762,147
Bear Stearns & Co., Inc.	35,505,292
$ 434,762,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 10,031,413
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,442,463,432. Net unrealized appreciation aggregated $94,834,979, of which $108,483,916 related to appreciated investment securities and $13,648,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Inflation-Protected Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

1.813044.103

AIFB-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 91.3%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 44,134,640	$ 44,330,000
2% 1/15/26	39,702,750	41,532,994
2.375% 1/15/25	73,387,284	80,714,841
2.375% 1/15/27 (a)	124,936,999	138,621,833
3.375% 4/15/32	1,184	1,597
3.625% 4/15/28	118,814,584	157,614,596
3.875% 4/15/29	103,794,712	143,722,928
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	63,669,228	64,405,584
1.625% 1/15/15	76,485,445	79,497,019
1.625% 1/15/18	54,165,240	55,781,590
1.875% 7/15/13	135,636,612	143,669,453
1.875% 7/15/15	46,454,620	49,093,186
2% 4/15/12	170,660,288	180,726,303
2% 1/15/14 (a)	139,638,469	148,813,615
2% 7/15/14	27,871,115	29,693,730
2% 1/15/16	101,109,670	107,603,307
2.375% 4/15/11	48,700,200	51,629,604
2.375% 1/15/17 (a)	111,599,271	122,419,466
2.5% 7/15/16 (a)	80,641,075	89,202,996
2.625% 7/15/17 (a)	81,113,014	90,932,497
3% 7/15/12	65,256,040	72,219,848
3.375% 1/15/12	10,295,928	11,448,589
3.5% 1/15/11	12,073,700	13,188,635
4.25% 1/15/10	6,794,506	7,332,242
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,817,225,506)		1,924,196,453
U.S. Government Agency - Mortgage Securities - 0.7%

Fannie Mae - 0.5%
4.186% 11/1/34 (c)	2,865,446	2,887,701
4.588% 9/1/36 (c)	2,246,334	2,277,143
4.852% 9/1/34 (c)	1,052,294	1,071,594
6.398% 7/1/36 (c)	3,927,031	4,059,604
TOTAL FANNIE MAE		10,296,042
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.2%
5.943% 1/1/37 (c)	$ 5,125,287	$ 5,239,874
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,494,704)		15,535,916
Asset-Backed Securities - 0.4%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 4.0763% 11/25/34 (c)	1,375,000	1,232,688
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 3.4363% 6/25/47 (c)	4,550,146	4,444,214
Home Equity Asset Trust Series 2003-8 Class M1, 4.4563% 4/25/34 (c)	953,660	821,621
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 3.4763% 7/25/36 (c)	1,584,001	1,563,458
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 4.9763% 8/25/34 (c)	414,314	382,901
TOTAL ASSET-BACKED SECURITIES (Cost $8,732,443)		8,444,882
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
Chase Mortgage Finance Trust Series 2007-A1 Class 2A1, 4.1383% 2/25/37 (c)	4,895,985	4,924,353
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7551% 11/25/33 (c)	3,752,596	3,702,240
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5589% 11/25/34 (c)	10,705,000	10,721,957
Series 2005-AR1 Class 1A1, 4.5411% 2/25/35 (c)	18,179,644	18,132,606
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,954,753)		37,481,156
Commercial Mortgage Securities - 0.3%

Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4765% 12/25/33 (c)	3,639,372	3,463,951
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (b)(c)	2,518,083	2,227,883
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,024,635)		5,691,834
Fixed-Income Funds - 4.1%
	Shares	Value
Fidelity Ultra-Short Central Fund (d) (Cost $100,062,068)	1,005,750	$ 87,661,170
Cash Equivalents - 21.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3%, dated 1/31/08 due 2/1/08:
(Collateralized by U.S. Government Obligations) #	$ 23,526,960	23,525,000
(Collateralized by U.S. Government Obligations) # (e)	434,798,230	434,762,000
TOTAL CASH EQUIVALENTS (Cost $458,287,000)		458,287,000
TOTAL INVESTMENT PORTFOLIO - 120.3% (Cost $2,442,781,109)		2,537,298,411
NET OTHER ASSETS - (20.3)%		(429,000,654)
NET ASSETS - 100%		$ 2,108,297,757
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 569,000	(128,325)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	378,067	(96,239)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.7839% 11/25/34	Dec. 2034	294,909	(85,621)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.8763% 8/25/34

	Sept. 2034	$ 166,315	$ (47,815)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	244,667	(69,584)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	420,275	(42,259)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	(108,746)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	(72,461)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	(225,014)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(245,736)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 50,104	$ (42,351)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	115,838	(36,297)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	52,005	(43,266)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(196,240)
TOTAL CREDIT DEFAULT SWAPS		5,087,180	(1,439,954)
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	40,000,000	4,048,443
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	49,550,000	5,147,142
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	45,000,000	4,279,194
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	$ 44,860,000	$ 2,813,938
TOTAL TOTAL RETURN SWAPS		179,410,000	16,288,717
		$ 184,497,180	$ 14,848,763
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,227,883 or 0.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(e) Includes investments made with cash collateral received from securities on loan.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$23,525,000 due 2/01/08 at 3.00%
BNP Paribas Securities Corp.	$ 2,442,490
Banc of America Securities LLC	976,943
Barclays Capital, Inc.	10,467,815
Bear Stearns & Co., Inc.	2,984,575
Citigroup Global Markets, Inc.	697,854
Dresdner Kleinwort Securities LLC	348,927
Repurchase Agreement / Counterparty	Value
ING Financial Markets LLC	442,274
J.P. Morgan Securities, Inc.	2,093,563
Societe Generale, New York Branch	2,791,417
WestLB AG	279,142
$ 23,525,000
$434,762,000 due 2/01/08 at 3.00%
ABN AMRO Bank N.V., New York Branch	$ 31,940,537
Banc of America Securities LLC	239,554,024
Bank of America, NA	127,762,147
Bear Stearns & Co., Inc.	35,505,292
$ 434,762,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 10,031,413
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,442,463,432. Net unrealized appreciation aggregated $94,834,979, of which $108,483,916 related to appreciated investment securities and $13,648,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 31, 2008